Share Capital - Summary Of The Stock Option Information (Detail)	12 Months Ended
	Nov. 30, 2019 shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 shares $ / shares	Nov. 30, 2018 shares $ / shares	Nov. 30, 2017 shares $ / shares	Nov. 30, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	2,415,784	2,415,784	2,172,705	2,172,705	2,335,895	2,335,895
Weighted average remaining life	6 years
Weighted average exercise price | (per share)	$ 2.96	$ 3.94	$ 2.37	$ 3.15	$ 1.71	$ 2.21
Price range | (per share)	$ 2.96	$ 3.94	$ 2.37	$ 3.15	$ 1.71	$ 2.21
Exercise Price 1
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	814,660	814,660
Weighted average remaining life	3 years 11 months 12 days
Weighted average exercise price | (per share)	$ 0.48	$ 0.64
Price range | (per share)	0.48	0.64
Exercise Price 1 | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	0.90	1.19
Price range | (per share)	0.90	1.19
Exercise Price 1 | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	0.19	0.25
Price range | (per share)	$ 0.19	$ 0.25
Exercise Price 2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	530,000	530,000
Weighted average remaining life	6 years 4 months 17 days
Weighted average exercise price | (per share)	$ 1.56	$ 2.07
Price range | (per share)	1.56	2.07
Exercise Price 2 | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	2.82	3.75
Price range | (per share)	2.82	3.75
Exercise Price 2 | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	1.51	2.01
Price range | (per share)	$ 1.51	$ 2.01
Exercise Price 3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	110,000	110,000
Weighted average remaining life	7 days
Weighted average exercise price | (per share)	$ 2.89	$ 3.84
Price range | (per share)	2.89	3.84
Exercise Price 3 | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	3.46	4.60
Price range | (per share)	3.46	4.60
Exercise Price 3 | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	2.83	3.76
Price range | (per share)	$ 2.83	$ 3.76
Exercise Price 4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	260,000	260,000
Weighted average remaining life	6 years 6 months 25 days
Weighted average exercise price | (per share)	$ 4.38	$ 5.82
Price range | (per share)	4.38	5.82
Exercise Price 4 | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	4.52	6.00
Price range | (per share)	4.52	6.00
Exercise Price 4 | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	3.47	4.61
Price range | (per share)	$ 3.47	$ 4.61
Exercise Price 5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	479,900	479,900
Weighted average remaining life	9 years 3 days
Weighted average exercise price | (per share)	$ 6.03	$ 8.00
Price range | (per share)	6.03	8.00
Exercise Price 5 | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	6.78	9.00
Price range | (per share)	6.78	9.00
Exercise Price 5 | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	4.53	6.01
Price range | (per share)	$ 4.53	$ 6.01
Exercise Price 6
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	221,224	221,224
Weighted average remaining life	8 years 4 months 9 days
Weighted average exercise price | (per share)	$ 7.20	$ 9.56
Price range | (per share)	7.20	9.56
Exercise Price 6 | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	7.53	10.00
Price range | (per share)	7.53	10.00
Exercise Price 6 | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	6.78	9.01
Price range | (per share)	$ 6.78	$ 9.01